CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2010	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Rental income	$ 0	$ 56,681	$ 18,301	$ 138,060	$ 35,713	$ 64,791	$ 3,762
Direct financing lease income		977	0	977	0
Operating expense reimbursements	0	3,226	515	6,878	773	2,002	208
Total revenues	0	60,884	18,816	145,915	36,486	66,793	3,970
Operating expenses:
Acquisition related	0	1,235	14,636	21,961	27,235	42,761	3,898
Merger and other transaction related	0	3,791	0	146,240	20	2,603	0
Property operating	0	4,103	1,076	8,972	1,656	3,484	220
General and administrative	0	1,586	496	4,018	1,523	5,092	735
Equity-based compensation		7,180	480	11,510	804
Depreciation and amortization	0	39,382	11,632	92,211	22,161	40,700	2,111
Operating fees to affiliates	0	0	0	0	212	212	0
Total operating expenses	0	57,277	28,320	284,912	53,611	94,852	6,964
Operating income (loss)	0	3,607	(9,504)	(138,997)	(17,125)	(28,059)	(2,994)
Other income (expenses):
Interest expense	0	(24,135)	(3,454)	(41,589)	(7,596)	(11,856)	(960)
Loss on contingent value rights		(38,542)	0	(69,676)	0
Income from investment securities	0	0	0	218	0	534	0
Gain on sale of investment securities		0	0	451	0
Loss on derivative instruments		(99)	0	(144)	0
Other income, net	0	45	206	171	273	426	2
Total other expenses, net	0	(62,731)	(3,248)	(110,569)	(7,323)	(10,896)	(958)
Loss from continuing operations	0	(59,124)	(12,752)	(249,566)	(24,448)	(38,955)	(3,952)
Net (gain) loss from continuing operations attributable to non-controlling interests	0	(30)	65	726	138	255	69
Net loss from continuing operations attributable to stockholders	0	(59,154)	(12,687)	(248,840)	(24,310)	(38,700)	(3,883)
Discontinued operations:
Net income (loss) from operations of held for sale properties	0	96	44	159	(53)	(145)	(37)
(Loss) gain on held for sale properties	0	0	(47)	14	(452)	(600)	(815)
Net income (loss) from discontinued operations	0	96	(3)	173	(505)	(745)	(852)
Net (loss) income from discontinued operations attributable to non-controlling interests	0	(5)	0	(9)	27	46	36
Net income (loss) from discontinued operations attributable to stockholders	0	91	(3)	164	(478)	(699)	(816)
Net loss	0	(59,028)	(12,755)	(249,393)	(24,953)	(39,700)	(4,804)
Net (income) loss attributable to non-controlling interests	0	(35)	65	717	165	301	105
Net loss attributable to stockholders	0	(59,063)	(12,690)	(248,676)	(24,788)	(39,399)	(4,699)
Other comprehensive income (loss):
Designated derivatives, fair value adjustments	0	(3,622)	(1,198)	9,218	(4,037)	(3,743)	(98)
Unrealized (loss) gain on investment securities, net	0	(440)	34	(427)	34	(93)	0
Comprehensive loss	$ 0	$ (63,125)	$ (13,854)	$ (239,885)	$ (28,791)	$ (43,235)	$ (4,797)
Basic and diluted net loss per share from continuing operations attributable to common stockholders	$ 0.00	$ (0.32)	$ (0.09)	$ (1.49)	$ (0.31)	$ (0.38)	$ (1.04)
Basic and diluted net loss per share attributable to common stockholders	$ 0.00	$ (0.32)	$ (0.09)	$ (1.49)	$ (0.32)	$ (0.39)	$ (1.26)